RELATED PARTY TRANSACTIONS - MATERIAL TRANSACTIONS UNDERTAKEN WITH GUANGZHOU RAILWAY GROUP AND ITS SUBSIDIARIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Services received and purchases made
Payment of short term leases	¥ 684,037,000
CSRG [member]
Services received and purchases made
Payment of short term leases	436,323,000
Guangzhou Railway Group [member]
Services received and purchases made
Payment of short term leases	247,714,000
Transportation related services [member]
Provision of services and sales of goods
Revenue for railway network usage and related services provided to related parties (ii)	9,903,382,000	$ 1,422,532	¥ 8,865,635,000	¥ 7,644,230,000
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	1,073,731,000	$ 154,232	917,898,000	879,597,000
Transportation related services [member] | Guangzhou Railway Group and its subsidiaries [member]
Provision of services and sales of goods
Provision of train transportation services to related parties (i)	2,060,518,000		1,861,543,000	1,505,348,000
Revenue from rendering of services	4,436,179,000		3,955,547,000	3,594,947,000
Services received and purchases made
Provision of train transportation services by related parties (i)	774,291,000		872,234,000	1,048,524,000
Cost for railway network usage and related services provided by related parties (ii)	2,194,467,000		1,898,623,000	1,720,849,000
Cost from services received and purchase made	2,968,758,000		2,770,857,000	2,769,373,000
Transportation related services [member] | Guangzhou Railway Group and its subsidiaries [member] | CSRG [member]
Provision of services and sales of goods
Revenue for railway network usage and related services provided to related parties (ii)	1,563,191,000		1,357,512,000	1,428,752,000
Transportation related services [member] | Guangzhou Railway Group's subsidiaries [member]
Provision of services and sales of goods
Revenues from railway operation service provided to related parties (iii)	812,470,000		736,492,000	660,847,000
Other businesses [member] | Guangzhou Railway Group and its subsidiaries [member]
Provision of services and sales of goods
Sales of materials and supplies to related parties (iv)	45,642,000		39,383,000	23,386,000
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	441,719,000		451,976,000	298,040,000
Purchase of materials and supplies from related parties (iv)	623,433,000		555,048,000	455,716,000
Provision of construction services by related parties (v)	363,424,000		180,147,000	272,390,000
Cost from services received and purchase made	1,428,576,000		1,187,171,000	1,026,146,000
Other businesses [member] | Guangzhou Railway Group and its subsidiaries [member] | GEDC and Yangcheng Railway [member]
Services received and purchases made
Social services (employee housing and public security services and other ancillary services) provided by related parties (iii)	¥ 0		¥ 0	¥ 0

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.